Loan Payable (FY) (Details) - Term Loan - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 22, 2021	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Short-term Debt [Line Items]
Initial borrowing capacity	$ 40,000,000
Interest rate	12.00%
Proceeds from short-term borrowings	$ 25,000,000
Amount no longer available for borrowing	$ 15,000,000
Debt term	2 years
Unamortized debt discount	$ 15,800,000
Percentage of debt discount in excess of initial face value	63.00%
Calculated effective interest rate	126.00%	28.20%		28.20%		28.20%
Interest expense amortization		$ 0	$ 300,000	$ 45,700	$ 1,200,000	$ 1,400,000	$ 2,700,000
Loans payable						2,300,000
Unamortized debt discount and issuance costs						45,700
Long-term debt, due in 2024						$ 2,300,000